Provision For Income Taxes And Deferred Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Summary of provision for income taxes
Provision for income taxes consists of the following for the years ended December 31, 2022 and 2021:

($ in thousands)	2022	2021
Current
Federal	$69,240	$51,815
State	24,341	23,337
Foreign	—	—
Total current	$93,581	$75,152

Deferred
Federal	$(8,332)	$(29,445)
State	(9,858)	(14,043)
Foreign	1,190	5,759
Total deferred	$(17,000)	$(37,729)

Change in valuation allowance	$12,357	$2,684
Total	$88,938	$40,107

Summary of components of deferred tax assets and liabilities
As of December 31, 2022 and 2021, the components of deferred tax assets and liabilities were as follows:

($ in thousands)	2022	2021
Deferred tax assets
Share-based compensation	$1,381	$1,029
Financing fees	1,291	2,542
Net operating losses	43,629	36,096
Inventory	662	239
Lease liabilities	28,362	26,761
Other	386	730
Total deferred tax assets	$75,711	$67,397

Deferred tax liabilities
ROU assets	$(9,560)	$(7,824)
Property, plant and equipment	(12,393)	(11,885)
Intangible assets	(84,099)	(93,761)
Other	(1,329)	(1,948)
Total deferred tax liabilities	$(107,381)	$(115,418)

Valuation allowance	$(43,442)	$(31,085)
Net deferred tax liabilities	$(75,112)	$(79,105)

Summary of reconciliation between the effective tax rate
The reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

($ in thousands)	2022	2021
Expected income tax expense at statutory tax rate	$(26,650)	$(53,912)
Tax rate differences	(2,296)	(1,109)
Pass through and non-controlling entities	(2,183)	(7,373)
State tax expense, net	6,782	8,697
IRC Section 280E disallowance	50,521	47,100
Changes in value of deferred consideration	699	(10,103)
Loss on debt modification	—	7,554
Uncertain tax treatment (including penalties and interest)	13,245	(4,749)
Share-based compensation	2,097	3,941
Goodwill impairment	25,334	45,314
Accrued current tax penalties and interest	4,155	563
Change in valuation allowance	12,357	2,684
Change in state tax rates	4,520	622
Other	357	876
Income tax expense	$88,938	$40,107

Effective tax rate	(70.1%)	(15.6%)

Summary of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

($ in thousands)	2022	2021
Balance at January 1	$—	$4,749
Additions based on tax positions related to the current year	7,380	—
Additions for tax positions of prior years	5,366	—
Reductions for tax positions of prior years	—	(4,749)
Balance at the end of the year	$12,746	$—